UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Net revenue	$ 1,845	$ 1,993	$ 3,686	$ 3,933
Cost of revenue	1,313	1,455	2,639	2,926
Gross profit	532	538	1,047	1,007
Research and development expenses	106	120	215	248
Selling, general and administrative expenses	132	121	243	237
Restructuring expenses	19	0	24	0
Operating expenses	257	241	482	485
Profit from operations	275	297	565	522
Finance income (expenses), net	0	(19)	1	(47)
Share of profit of joint ventures	1	1	2	2
Other income (expense), net	(11)	15	(26)	24
Profit before income taxes	265	294	542	501
Income tax expense	(28)	(30)	(51)	(59)
Net income for the period	237	264	491	442
Attributable to:
Shareholders of GLOBALFOUNDRIES INC.	240	264	494	443
Non-controlling interest	(3)	0	(3)	(1)
Net income for the period	$ 237	$ 264	$ 491	$ 442
Net earnings per share attributable to the equity holders of the Company:
Weighted average shares outstanding, basic (in shares)	552	535	551	534
Diluted weighted average common shares outstanding (in shares)	556	550	556	550
Basic loss per share (in USD per share)	$ 0.43	$ 0.49	$ 0.90	$ 0.83
Diluted loss per share (in USD per share)	$ 0.43	$ 0.48	$ 0.89	$ 0.81